EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefit plans
Schedule of post-employment benefit and long-term benefit plans

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Post-employment and long-term benefit plans	2021	2020
In millions of COP
19.1 Defined benefit pension plan	168,816	163,204
19.2 Severance obligation	18,429	22,228
19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium	219,496	202,580
19.4 Other long term benefits	465,744	465,046
Total Post-employment and long-term benefit plans	872,485	853,058
Fair value Plan assets	34,248	29,113
Total Unfunded Post-employment and long-term benefit plans	838,237	823,945

Schedule of short-term employment benefit plans

Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2021	2020
In millions of COP
Current severance obligation(1)	95,331	87,022
Bonuses and short-term benefits(2)	526,273	11,816
Other employment benefit plans	621,604	98,838
(1)	See 19.2 Severance obligation.
(2)	The increases between December 31, 2021 and 2020, corresponds to the reactivation of bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.

Schedule of expense recognized in salaries and employee benefits

The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2021	2020
In millions of COP
Pension	186,117	185,925
Current severance regimen	64,075	60,376
Total	250,192	246,301

Schedule of economic assumptions used in the determination of the present value of the defined benefit plans

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	8.00%	5.50%
Rate of wage increase	7.20%	5.75%
Projected inflation	4.70%	3.25%
Rate of pension increase	4.70%	3.25%

Bancolombfia Panama

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	2.40%	2.40%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	3.70%	2.40%
Expected long-term rate of return on plan assets	0.70%	(1.70)%
Rate of wage increase	2.00%	1.00%

El Salvador

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	2.50%	2.30%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Guatemala

Main projected assumptions	December 31, 2021	December 31, 2020
Discount rate	6.10%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Schedule of estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2022	14,181	65,543
2023	14,213	75,429
2024	14,148	71,459
2025	14,016	71,908
2026	13,895	81,911
2027 a 2031	64,575	419,943

Banistmo
Disclosure of employee benefit plans
Schedule of change in plan assets

The following table details the change in plan assets:

Banistmo’s Plan assets	2021	2020
In millions of COP
Fair value of assets as of January 1	3,902	4,220
Interest income on plan assets	30	40
Return on plan assets less than discount rate	-	(25)
Benefits paid	(405)	(572)
Foreign currency translation effect	600	239
Fair value of assets as of December 31	4,127	3,902

Defined benefit pension plan | Colombia
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	127,132	129,028
Interest cost	7,011	7,244
Benefits paid	(11,545)	(12,009)
Net actuarial (gain) / loss due to changes in demographic assumptions	(7,459)	23
Net actuarial loss due to plan experience	(5,121)	2,846
Defined obligation, unfunded as of December 31	110,018	127,132

Schedule of sensitivity analysis for actuarial assumptions

Colombia

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.50%	0.50% increase	(3,657)
Discount rate	7.50%	0.50% decrease	3,904
Salary increases	5.20%	0.50% increase	4,261
Salary decreases	4.20%	0.50% decrease	(4,019)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	4,972

Defined benefit pension plan | Guatemala
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	30,152	28,753
Current cost of service	1,664	1,165
Interest cost	2,253	2,597
Benefits paid	(1,347)	(1,251)
Actuarial loss / (gain) - financial assumptions	13,840	(2,052)
Foreign currency translation effect	6,211	940
Defined obligation, funded as of December 31	52,773	30,152

Defined benefit pension plan | Panama
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	5,920	5,371
Interest cost	150	164
Actuarial (gain) / loss – experience	(825)	372
Actuarial loss - financial assumptions	266	353
Benefits paid from plan assets	(383)	(572)
Foreign currency translation effect	897	232
Defined obligation, funded as of December 31	6,025	5,920

Pension plan | Guatemala
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.60%	0.50% increase	(5,156)
Discount rate	5.60%	0.50% decrease	5,984
Salary increases	5.50%	0.50% increase	3,813
Salary decreases	4.50%	0.50% decrease	(3,415)
Mortality Table	RP-2000	One year increase in life expectancy	1,755

Defined benefit severance obligation plan | Colombia
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2021	2020
In millions of COP
Present value of the obligation as of January 1	22,228	26,547
Current cost of service	531	716
Interest cost	1,149	1,490
Benefits paid	(6,678)	(6,214)
Net actuarial loss (gain) due to assumption changes and plan experience	1,199	(311)
Defined obligation, unfunded as of December 31	18,429	22,228
Current severance regimen(1)	95,331	87,022
Total	113,760	109,250
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities

Schedule of sensitivity analysis for actuarial assumptions

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(341)
Discount rate	6.50%	0.50% decrease	353
Salary increases	7.70%	0.50% increase	852
Salary decreases	6.70%	0.50% decrease	(832)

Defined benefit severance obligation plan | Panama
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.20%	0.50% increase	(254)
Discount rate	3.20%	0.50% decrease	274
Mortality Table	RP-2000	One year increase in life expectancy	208

Retirement Pension Premium Plan and Senior Management Pension Plan Premium
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2021	2020
In millions of COP
Present value of the obligation as of January 1	202,580	198,260
Current service cost	18,669	16,626
Interest cost	11,686	11,770
Benefits paid	(19,788)	(23,226)
Past service cost(1)	3,326	381
Others changes	(1,900)	-
Net actuarial (gain) due to assumption changes and plan experience	(7,214)	(3,745)
Foreign currency translation effect(2)	12,137	2,514
Defined obligation, unfunded as of December 31	219,496	202,580
(1)	Corresponds to the updating of the percentage of the tax factor used to calculate the total benefit.
(2)	Corresponds to Grupo Agromercantil Holding S.A. given higher devaluation between COP to USD currencies

Senior Management Pension Plan Premium | Bancolombia
Disclosure of employee benefit plans
Schedule of plan assets fair value

The plan assets’ fair value as of December 31, 2021 and 2020 is as follow:

Bancolombia’s Plan assets	2021	2020
In millions of COP
Fair value of assets as of January 1	25,211	31,761
Employee contributions	2,500	-
Interest income on plan assets	1,538	1,918
Return on plan assets greater than discount rate	872	629
Benefits paid	-	(9,097)
Fair value assets at the end of the year	30,121	25,211

Senior Management Pension Plan Premium | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.25%	0.50% increase	(882)
Discount rate	7.25%	0.50% decrease	921
Salary increases	7.70%	0.50% increase	1,105
Salary decreases	6.70%	0.50% decrease	1,068

Retirement Pension Premium Plan | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.25%	0.50% increase	(5,228)
Discount rate	8.25%	0.50% decrease	5,729
Salary increases	7.70%	0.50% increase	5,815
Salary decreases	6.70%	0.50% decrease	(5,349)

Other long term benefits | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.50%	0.50% increase	(14,472)
Discount rate	7.50%	0.50% decrease	15,214
Salary increases	7.70%	0.50% increase	15,237
Salary decreases	6.70%	0.50% decrease	(14,628)

Other long term benefits | Guatemala
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.10%	0.50% increase	(1,119)
Discount rate	5.10%	0.50% decrease	1,207
Salary increases	5.50%	0.50% increase	1,208
Salary decreases	4.50%	0.50% decrease	(1,130)

Other long term benefits | El Salvador
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions	El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.00%	0.50% increase	(236)
Discount rate	2.00%	0.50% decrease	253